UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07326

                            Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 1.4% compared with an increase of 3.0% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the period was 0.3%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)								Since
	Six Months	1 Year	5 Year	10 Year		15 Year		Inception (5/14/93)
AAA Shares (GABCX)	1.38%	3.28%	3.16%	2.88%		3.85%		5.74%
Advisor Shares (GADVX)	1.19	2.95	2.90	2.61		3.67		5.62
S&P Long-Only Merger Arbitrage Index	2.97	4.31	4.51	N/A	(b)	N/A	(b)	N/A	(b)
Lipper U.S. Treasury Money Market Fund Average	0.13	0.16	0.04	0.35		0.94		2.19	(c)
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.31	0.49	0.17	0.58		1.30		2.63
S&P 500 Index	9.34	17.90	14.63	7.18		8.34		9.47	(c)

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA and the Advisor Class Shares are 0.60% and 0.85%, respectively. See page 12 for the expense ratios for the six months ended June 30, 2017. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance returns are as of April 30, 1993.

The Gabelli ABC Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2017 through June 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,013.80	0.56%	$2.80
Advisor Class	$1,000.00	$1,011.90	0.81%	$4.04
Hypothetical 5% Return
Class AAA	$1,000.00	$1,022.07	0.56%	$2.81
Advisor Class	$1,000.00	$1,020.83	0.81%	$4.06

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

The Gabelli ABC Fund

Long Positions

U.S. Treasury Bills	63.2%
Health Care	10.1%
Retail	5.8%
Energy and Utilities	3.1%
Telecommunications	2.8%
Building and Construction	2.5%
Financial Services	1.8%
Food and Beverage	1.8%
Entertainment	1.4%
Cable and Satellite	1.3%
Transportation	1.1%
Computer Hardware	0.9%
Electronics	0.9%
Business Services	0.6%
Metals and Mining	0.5%
Wireless Communications	0.5%
Machinery	0.4%
Specialty Chemicals	0.4%
Automotive: Parts and Accessories	0.3%
Broadcasting	0.3%
Computer Software and Services	0.3%

Diversified Industrial	0.3%
Semiconductors	0.3%
Consumer Products	0.2%
Hotels and Gaming	0.2%
Publishing	0.2%
Aerospace	0.1%
Aviation: Parts and Services	0.1%
Real Estate	0.1%
Consumer Services	0.0	%*
Paper and Forest Products	0.0	%*
Real Estate Investment Trusts	0.0	%*
Closed-End Funds	0.0	%*
Other Assets and Liabilities (Net)	0.6%

Short Positions
Building and Construction	(2.1)%
Energy and Utilities	(0.0	)%**

	100.0%

*	Amount represents less than 0.05%
**	Amount represents greater than (0.05)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 38.1%
	Aerospace — 0.1%
30,000	KLX Inc.†	$1,107,961	$1,500,000

	Automotive: Parts and Accessories — 0.3%
413,000	Federal-Mogul Holdings Corp.†	3,997,979	4,130,000
4,500	Mobileye NV†	276,353	282,600
2,000	West Marine Inc.	25,670	25,700

		4,300,002	4,438,300

	Aviation: Parts and Services — 0.1%
65,000	Arconic Inc.	1,438,229	1,472,250

	Broadcasting — 0.3%
8,000	Cogeco Inc.	155,796	416,410
15,000	MSG Networks Inc., Cl. A†	221,600	336,750
80,000	Tribune Media Co., Cl. A	3,179,546	3,261,600

		3,556,942	4,014,760

	Building and Construction — 2.5%
107,500	Canam Group Inc.	962,585	1,019,625
38,000	Johnson Controls International plc	759,414	1,647,680
705,000	Lennar Corp., Cl. B	25,429,436	31,703,850
48,000	Norbord Inc., Toronto	1,161,166	1,494,263

		28,312,601	35,865,418

	Business Services — 0.6%
10,000	Blackhawk Network Holdings Inc.†	245,132	436,000
31,800	CardConnect Corp.†	478,151	478,590
100,000	Diebold Nixdorf Inc.	2,633,167	2,800,000
52,628	exactEarth Ltd.†	151,089	50,729
500,000	Gerber Scientific Inc., Escrow†	0	0
65,059	Global Sources Ltd.†	608,205	1,301,180
20,000	GrainCorp Ltd., Cl. A	162,315	145,572
127,000	Havas SA	1,311,207	1,335,361
5,001	LSC Communications Inc.	109,816	107,011
45,033	RR Donnelley & Sons Co.	864,719	564,714
500	SAVE SpA	11,556	11,873
633,500	TIO Networks Corp.†	1,606,493	1,626,739

		8,181,850	8,857,769

	Cable and Satellite — 1.3%
1,000	AMC Networks Inc., Cl. A†	33,167	53,410
13,000	Charter Communications Inc., Cl. A†	2,715,435	4,379,050
55,000	Liberty Global plc, Cl. A†	2,030,215	1,766,600
105,000	Liberty Global plc, Cl. C†	3,802,239	3,273,900
8,020	Liberty Global plc LiLAC, Cl. A†	261,943	174,595
20,576	Liberty Global plc LiLAC, Cl. C†	718,896	440,532

Shares		Cost	Market Value
650,000	Sky plc	$8,052,615	$8,415,171

		17,614,510	18,503,258

	Computer Hardware — 0.9%
1,035,000	Brocade Communications Systems Inc.	12,823,850	13,051,350

	Computer Software and Services — 0.3%
165,000	Covisint Corp.†	425,419	404,250
32,000	Dalenys†	313,123	317,646
130,000	Digi International Inc.†	1,641,302	1,319,500
22,000	Donnelley Financial Solutions, Inc.†	588,067	505,120
52,000	iGO Inc.†	163,480	160,680
4,000	InterXion Holding NV†	114,877	183,120
6,400	Rightside Group Ltd.†	68,512	67,968
200	Synchronoss Technologies Inc.†	3,301	3,290
80,000	Xactly Corp.†	1,245,600	1,252,000

		4,563,681	4,213,574

	Consumer Products — 0.2%
100	Accell Group	3,366	3,276
85,000	Avon Products Inc.†	460,858	323,000
22,000	Bang & Olufsen A/S†	229,454	368,337
20,000	Edgewell Personal Care Co.†	1,569,385	1,520,400

		2,263,063	2,215,013

	Consumer Services — 0.0%
1,000	Liberty Interactive Corp. QVC Group, Cl. A†	27,411	24,540

	Diversified Industrial — 0.3%
5,000	Fortune Brands Home & Security Inc.	66,455	326,200
150,000	Haldex AB†	1,813,520	1,887,308
10,000	Handy & Harman Ltd.†	271,621	314,000
30,000	Katy Industries Inc.†	23,298	1,260
40,000	Myers Industries Inc.	415,859	718,000
10,400	SLM Solutions Group AG†	359,659	457,318
16,000	Wartsila OYJ Abp	781,847	945,702

		3,732,259	4,649,788

	Electronics — 0.9%
290,600	Axis Communications AB	11,645,787	11,741,693
72,000	Hitachi Kokusai Electric Inc.	1,614,116	1,677,813

		13,259,903	13,419,506

	Energy and Utilities — 3.1%
64,800	Alerion Cleanpower SpA	177,654	203,235
900,000	Alvopetro Energy Ltd., Toronto†	920,554	124,923
25,000	Anadarko Petroleum Corp.	1,915,206	1,133,500
11,500	Apache Corp.	518,004	551,195
36,000	Avangrid Inc.	1,395,000	1,589,400

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
5,000	Delta Natural Gas Co. Inc.	$150,230	$152,350
20,000	Endesa SA	453,617	460,744
8,654	EnerNOC Inc.†	66,030	67,069
1,000	Etablissements Maurel et Prom†	4,369	3,906
1,667	EXCO Resources Inc.†	102,900	4,417
44,000	Gas Natural Inc.	552,528	567,600
500,000	Gulf Coast Ultra Deep Royalty Trust†.	564,334	32,500
43,150	Hafslund ASA, Cl. A	497,628	558,191
4,500	Hess Corp.	222,442	197,415
60,000	National Fuel Gas Co.	3,198,578	3,350,400
88,000	Noble Energy Inc.	3,409,817	2,490,400
9,000	Rice Energy Inc.†	223,160	239,670
125,000	Severn Trent plc	3,381,011	3,552,450
10,000	TerraForm Global Inc., Cl. A†	49,425	50,500
450,000	Weatherford International plc†	2,841,196	1,741,500
514,000	Westar Energy Inc.	28,998,254	27,252,280
70,000	WesternZagros Resources Ltd.†	245,398	14,844
2,000	WGL Holdings Inc.	165,770	166,860

		50,053,105	44,505,349

	Entertainment — 1.4%
13,000	Discovery Communications Inc., Cl. A†	348,628	335,790
13,000	Discovery Communications Inc., Cl. C†	256,455	327,730
2,000	Liberty Media Corp. -Liberty Braves, Cl. A†	48,868	47,780
1,500	Scripps Networks Interactive Inc., Cl. A	79,134	102,465
2,000	The Madison Square Garden Co, Cl. A†	179,986	393,800
180,000	Time Warner Inc.	16,299,565	18,073,800

		17,212,636	19,281,365

	Financial Services — 1.8%
7,000	Alimco Financial Corp.†	240,731	89,600
72,000	AllianceBernstein Holding LP	921,024	1,702,800
38,000	Allied World Assurance Co. Holdings AG	1,983,022	2,010,200
355,000	Astoria Financial Corp.	5,315,230	7,153,250
3,355	B. Riley Financial Inc.	90,996	62,235
42,000	CoBiz Financial Inc.	684,618	730,800
20,000	Fidelity & Guaranty Life	614,520	621,000
1,016,432	Fortress Investment Group LLC, Cl. A	7,930,779	8,121,292
40,000	Kinnevik AB, Cl. A	1,346,449	1,415,362
60,000	KKR & Co. LP	217,003	1,116,000

Shares		Cost	Market Value
1,000	Mastercard Inc., Cl. A	$19,963	$121,450
52,700	MoneyGram International Inc.†	929,513	909,075
40,000	Navient Corp.	292,552	666,000
32,500	Nordnet AB, Cl. B†	136,494	146,593
36,598	OneBeacon Insurance Group Ltd., Cl. A	667,825	667,181
10,000	Oritani Financial Corp.	103,087	170,500
100	Patriot National Inc.†	968	212
2,200	Topdanmark A/S†	62,593	70,254
18,000	Waddell & Reed Financial Inc., Cl. A	341,668	339,840
100	Wolverine Bancorp Inc.	3,930	4,015
238,000	Wright Investors’ Service Holdings Inc.†	595,000	158,270

		22,497,965	26,275,929

	Food and Beverage — 1.8%
5,544,978	Parmalat SpA	17,729,250	19,189,624
5,000	Pernod Ricard SA	370,584	669,587
5,050,000	Premier Foods plc†	3,507,625	2,663,849
24,000	Remy Cointreau SA	1,467,270	2,802,842
9,718	Snyder’s-Lance Inc.	326,074	336,437
2,000	The Hershey Co.	205,020	214,740

		23,605,823	25,877,079

	Health Care — 10.0%
70,000	Akorn Inc.†	2,315,101	2,347,800
150,000	Albany Molecular Research Inc.†	3,234,177	3,255,000
82,000	Alere Inc.†	4,202,369	4,115,580
19,000	Allergan plc	4,551,480	4,618,710
90,000	AstraZeneca plc, ADR	3,478,574	3,068,100
800	Bio-Rad Laboratories Inc., Cl. A†	79,952	181,048
37,000	Celesio AG	1,170,356	1,130,445
10,000	Cigna Corp.	1,387,539	1,673,900
136,000	CR Bard Inc.	41,367,677	42,990,960
16,000	Depomed Inc.†	310,254	171,840
20,000	Endo International plc†	234,840	223,400
1,800	Humana Inc.	317,801	433,116
2,000	ICU Medical Inc.†	115,620	345,000
160,941	Idorsia Ltd.†	1,656,880	3,037,889
400	Illumina Inc.†	16,234	69,408
3,300	Incyte Corp.†	399,562	415,503
640,000	Innocoll Holdings plc†	1,373,960	1,452,800
500	LifeWatch AG†	7,114	7,900
5,000	Mylan NV†	245,704	194,100
433,000	Myrexis Inc.†	44,849	33,146
6,200	Nexvet Biopharma plc†	41,261	41,416
67,000	Novadaq Technologies Inc.†	780,537	785,240
52,000	Nutraceutical International Corp.	2,173,355	2,165,800

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
1,000	PAREXEL International Corp.†	$87,162	$86,910
410,000	Patheon NV†	14,234,298	14,300,800
3,500	Perrigo Co. plc	332,339	264,320
2,000	SciClone Pharmaceuticals Inc.†	21,910	22,000
200,000	STADA Arzneimittel AG	13,692,351	14,183,247
32,300	Syneron Medical Ltd.†	354,645	353,685
523,500	The Spectranetics Corp.†	20,092,728	20,102,400
210,669	VCA Inc.†	19,150,751	19,446,855
31,800	VWR Corp.†	1,052,739	1,049,718
6,000	Zimmer Biomet Holdings Inc.	706,537	770,400

		139,230,656	143,338,436

	Hotels and Gaming — 0.2%
30,000	Belmond Ltd., Cl. A†	357,851	399,000
500	Churchill Downs Inc.	21,323	91,650
12,000	Eldorado Resorts Inc.†	56,605	240,000
45,000	Intrawest Resorts Holdings Inc.†	1,064,428	1,068,300
25,000	Ryman Hospitality Properties Inc.	1,076,449	1,600,250

		2,576,656	3,399,200

	Machinery — 0.4%
28,000	Astec Industries Inc.	998,791	1,554,280
140,000	CNH Industrial NV	1,121,455	1,593,200
45,000	CNH Industrial NV, Borsa Italiana	383,886	509,600
40,000	Xylem Inc.	1,129,100	2,217,200

		3,633,232	5,874,280

	Metals and Mining — 0.5%
24,000	Alamos Gold Inc., Cl. A	235,742	172,320
42,000	Ampco-Pittsburgh Corp.	398,580	619,500
200,000	Freeport-McMoRan Inc.†	2,179,472	2,402,000
42,000	Newmont Mining Corp.	998,157	1,360,380
12,000	Pan American Silver Corp.	170,418	201,820
10,500	Vulcan Materials Co.	457,522	1,330,140
80,000	Whiting Petroleum Corp.†	1,188,029	440,800

		5,627,920	6,526,960

	Paper and Forest Products — 0.0%
142,300	Tembec Inc.†	452,536	460,873

	Publishing — 0.2%
5,000	Meredith Corp.	214,965	297,250
14,000	Telegraaf Media Groep NV†	89,203	98,611
130,000	The E.W. Scripps Co., Cl. A†	2,322,198	2,315,300
6,000	tronc Inc.†	68,490	77,340

		2,694,856	2,788,501

Shares		Cost	Market Value
	Real Estate — 0.1%
63,200	Forestar Group Inc.†	$893,931	$1,083,880

	Real Estate Investment Trusts — 0.0%
500	American Tower Corp.	7,707	66,160
3,600	Eurosic	204,472	208,671
500	First Potomac Realty Trust	5,565	5,555
6,900	Parkway Inc.	157,948	157,941

		375,692	438,327

	Retail — 5.7%
126,000	Cabela’s Inc.†	7,580,106	7,486,920
1,000,000	Kate Spade & Co.†	18,454,778	18,490,000
22,000	Macy’s Inc.	454,276	511,280
144,000	Panera Bread Co., Cl. A†	45,045,907	45,308,160
1,635,000	Rite Aid Corp.†	13,144,378	4,823,250
127,000	Whole Foods Market Inc.	5,329,530	5,347,970

		90,008,975	81,967,580

	Semiconductors — 0.3%
129,400	AIXTRON SE†	524,509	909,675
2,000	MoSys Inc.†	44,242	3,420
30,000	NXP Semiconductors NV†	2,954,129	3,283,500

		3,522,880	4,196,595

	Specialty Chemicals — 0.4%
13,200	International Flavors & Fragrances Inc.	1,368,521	1,782,000
6,600	Linde AG	1,094,574	1,249,834
14,000	Monsanto Co.	1,465,102	1,657,040
50,000	SGL Carbon SE†	707,892	621,045
38,057	Valvoline Inc.	842,963	902,712

		5,479,052	6,212,631

	Telecommunications — 2.8%
300,000	Asia Satellite Telecommunications Holdings Ltd.	683,347	319,310
14,000	Harris Corp.	1,114,460	1,527,120
130,000	Koninklijke KPN NV	396,278	415,892
260,000	Level 3 Communications Inc.†	14,375,198	15,418,000
14,000	Lumos Networks Corp.†	247,870	250,180
52,000	NeuStar Inc., Cl. A†	1,720,858	1,734,200
100,000	Pharol SGPS SA†	26,205	34,836
620,000	Sprint Corp.†	3,139,260	5,090,200
4,000	Straight Path Communications Inc., Cl. B†	719,299	718,600
90,000	Telenet Group Holding NV†	4,100,841	5,669,073
400,000	West Corp.	9,251,168	9,328,000

		35,774,784	40,505,411

	Transportation — 1.1%
775,000	Abertis Infraestructuras SA	14,242,001	14,357,425

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
2,500	XPO Logistics Europe SA†	$607,603	$562,867

		14,849,604	14,920,292

	Wireless Communications — 0.5%
10,000	Blackberry Ltd.†	68,396	99,900
1,000	DGC One AB	28,852	29,675
112,000	Millicom International Cellular SA, SDR	6,905,904	6,615,215
7,500	T-Mobile US Inc.†	121,875	454,650
13,000	United States Cellular Corp.†	491,946	498,160

		7,616,973	7,697,600

	TOTAL COMMON STOCKS	527,289,538	547,575,814

	CLOSED-END FUNDS — 0.0%
2,000	Altaba Inc.†	29,400	108,960

	PREFERRED STOCKS — 0.0%
	Financial Services — 0.0%
9,968	Steel Partners Holdings LP, 6.000%, 02/07/26	235,891	216,804

	Telecommunications — 0.0%
3,000	Cincinnati Bell Inc., 6.750%, Ser. B	62,529	150,030

	TOTAL PREFERRED STOCKS	298,420	366,834

	RIGHTS — 0.2%
	Energy and Utilities — 0.0%
15,000	Interoil Contingent Resource Payment†	62,700	62,700

	Entertainment — 0.0%
201,000	Media General Inc., expire 12/31/17†	0	343,710

	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†	0	28,756
187,969	Ambit Biosciences Corp., CVR†	0	112,781
135,000	American Medical Alert Corp., CPR†	0	1,350
54,000	Chelsea Therapeutics International Ltd., CVR†	5,940	0
5,000	Community Health Systems Inc., CVR†	158	97
795,000	Dyax Corp., CVR, expire 12/31/19†	0	882,450
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	0	60
400,000	Sanofi, CVR, expire 12/31/20†	88,100	152,000

Shares		Cost	Market Value
739,500	Synergetics USA Inc., CVR†	$73,950	$73,950
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	401,888	0
12,000	Tobira Therapeutics Inc.†	164,880	164,880

		734,916	1,416,324

	Retail — 0.1%
950,000	Safeway Casa Ley, CVR, expire 01/30/19†	166,857	460,750
950,000	Safeway PDC, CVR, expire 01/30/18†	0	14,250

		166,857	475,000

	TOTAL RIGHTS	964,473	2,297,734

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
2,550	Hudbay Minerals Inc., expire 07/20/18†	2,886	472

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$ 525,000	Layne Christensen Co., 4.250%, 11/15/18	520,556	469,547

	Energy and Utilities — 0.0%
800,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†	0	0

	TOTAL CONVERTIBLE CORPORATE BONDS	520,556	469,547

	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
65,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24	27,950	27,950

	U.S. GOVERNMENT OBLIGATIONS — 63.2%
910,912,000	U.S. Treasury Bills, 0.573% to 1.158%††, 07/13/17 to 05/24/18(a)	908,086,298	907,902,680

	TOTAL INVESTMENTS — 101.5%	$1,437,219,521	$1,458,749,991

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Principal Amount		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS (b) — (0.0)%
11,000,000(c)	Deliver British Pounds in exchange for United States Dollars 14,233,340	07/28/17	$(107,177)
56,000,000(d)	Deliver Euro Currency in exchange for United States Dollars 63,796,992	07/28/17	(261,340)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		(368,517)

Notional Amount		Termination Date
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS (e) — 0.0%
$862,684	Premier Foods plc	03/29/18	28,782

(1,690,000 Shares)

			Market Value
	SECURITIES SOLD SHORT — (2.1)%
	(Proceeds received $24,929,872)		(29,456,070)

	Other Assets and Liabilities (Net) — 0.6%		8,757,396

	NET ASSETS — 100.0%		$1,437,711,582

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (2.1)%
	Building and Construction — (2.1)%
550,000	Lennar Corp., Cl. A	$24,810,869	$29,326,000

	Energy and Utilities — (0.0)%
2,220	EQT Corp.	119,003	130,070

	TOTAL SECURITIES SOLD SHORT(f)	$24,929,872	$29,456,070

(a)	At June 30, 2017, $109,250,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.
(b)	At June 30, 2017, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(c)	Principal amount denoted in British Pounds.
(d)	Principal amount denoted in Euros.
(e)	At June 30, 2017, the Fund had entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc.
(f)	At June 30, 2017, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $1,437,219,521)	$1,458,749,991
Cash	50,214
Deposit at brokers	29,203,425
Receivable for investments sold	923,436
Receivable for Fund shares sold	1,153,827
Dividends and interest receivable	895,895
Prepaid expenses	75,975
Unrealized appreciation on swap contracts	28,782

Total Assets	1,491,081,545

Liabilities:
Securities sold short, at value (proceeds $24,929,872)	29,456,070
Payable for investments purchased	21,277,276
Payable for Fund shares redeemed	1,344,796
Payable for investment advisory fees	588,631
Payable for distribution fees	168,388
Payable for accounting fees	11,250
Unrealized depreciation on forward foreign exchange contracts	368,517
Other accrued expenses	155,035

Total Liabilities	53,369,963

Net Assets
(applicable to 140,281,466 shares outstanding)	$1,437,711,582

Net Assets Consist of:
Paid-in capital	$1,412,553,966
Undistributed net investment income	3,553,017
Accumulated net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	4,937,257
Net unrealized appreciation on investments	21,530,470
Net unrealized depreciation on securities sold short	(4,526,198)
Net unrealized appreciation on swap contracts	28,782
Net unrealized depreciation on foreign currency translations	(365,712)

Net Assets	$1,437,711,582

Shares of Capital Stock, each at $0.001 par value;
500,000,000 shares authorized:

Class AAA:
Net Asset Value, offering, and redemption price per share ($613,298,968 ÷ 59,493,585 shares outstanding)	$10.31

Advisor Class:
Net Asset Value, offering, and redemption price per share ($824,412,614 ÷ 80,787,881 shares outstanding)	$10.20

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $185,331)	$5,041,027
Interest	2,774,964

Total Income	7,815,991

Expenses:
Investment advisory fees	3,547,016
Distribution fees - Advisor Class	996,974
Custodian fees	67,811
Service fees for securities sold short (See Note 2)	5,008
Shareholder communications expenses	56,308
Registration expenses	53,768
Dividend expense on securities sold short	50,754
Directors’ fees	45,622
Legal and audit fees	34,310
Shareholder services fees	29,998
Accounting fees	22,500
Interest expense	7,207
Miscellaneous expenses	44,400

Total Expenses	4,961,676

Less: Expenses paid indirectly by broker (See Note 6)	(5,476)

Net Expenses	4,956,200

Net Investment Income	2,859,791

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency:
Net realized gain on investments	14,536,549
Net realized loss on securities sold short	(934,924)
Net realized loss on swap contracts	(96,756)
Net realized loss on foreign currency transactions	(4,623,479)

Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	8,881,390

Net change in unrealized appreciation/depreciation:
on investments	12,630,413
on securities sold short	(5,562,644)
on swap contracts	6,153
on foreign currency translations	(113,431)

Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	6,960,491

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency	15,841,881

Net Increase in Net Assets Resulting from Operations	$18,701,672

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$2,859,791	$774,207
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	8,881,390	29,894,761
Net change in unrealized appreciation on investments, securities sold short, swap contracts, and foreign currency translations	6,960,491	11,071,021

Net Increase in Net Assets Resulting from Operations	18,701,672	41,739,989

Distributions to Shareholders:
Net investment income
Class AAA	—	(4,082,045)
Advisor Class	—	(3,735,843)

	—	(7,817,888)

Net realized gain
Class AAA	—	(9,264,805)
Advisor Class	—	(12,875,590)

	—	(22,140,395)

Total Distributions to Shareholders	—	(29,958,283)

Capital Share Transactions:
Class AAA	(25,363,789)	(6,638,642)
Advisor Class	34,593,446	57,104,679

Net Increase in Net Assets from Capital Share Transactions	9,229,657	50,466,037

Redemption Fees	8,168	16,661

Net Increase in Net Assets	27,939,497	62,264,404
Net Assets:
Beginning of year	1,409,772,085	1,347,507,681

End of period (including undistributed net investment income of $3,553,017 and $693,226, respectively)	$1,437,711,582	$1,409,772,085

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions									Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2017(c)	$10.17	$0.03		$0.11	$0.14	—		—	—		—	$0.00	$10.31	1.4%	$613,299	0.53	%(d)	0.56	%(d)(e)(f)	109%
2016	10.10	0.02		0.29	0.31	$(0.07)		$(0.17)	—		$(0.24)	0.00	10.17	3.1	630,052	0.19		0.60(e	)(f)(g)	287
2015	10.13	(0.00	)(b)	0.24	0.24	(0.06)		(0.21)	—		(0.27)	0.00	10.10	2.3	630,205	(0.01)		0.59(e	)(f)	276
2014	10.24	(0.00	)(b)	0.12	0.12	(0.05)		(0.18)	—		(0.23)	0.00	10.13	1.2	659,818	(0.04)		0.58(f	)	281
2013	9.96	0.06		0.43	0.49	(0.01)		(0.19)	$(0.01)		(0.21)	0.00	10.24	4.9	446,566	0.63		0.58(f	)	324
2012	9.76	0.02		0.49	0.51	(0.04)		(0.27)	—		(0.31)	0.00	9.96	5.2	299,111	0.17		0.60		256
Advisor Class
2017(c)	$10.08	$0.02		$0.10	$0.12	—		—	—		—	$0.00	$10.20	1.2%	$824,413	0.30	%(d)	0.81	%(d)(e)(f)	109%
2016	10.01	(0.01)		0.30	0.29	$(0.05)		$(0.17)	—		$(0.22)	0.00	10.08	2.9	779,720	(0.06)		0.85(e	)(f)(g)	287
2015	10.05	(0.03)		0.23	0.20	(0.03)		(0.21)	—		(0.24)	0.00	10.01	2.0	717,303	(0.27)		0.84(e	)(f)	276
2014	10.16	(0.03)		0.12	0.09	(0.02)		(0.18)	—		(0.20)	0.00	10.05	0.9	712,086	(0.30)		0.83(f	)	281
2013	9.89	0.03		0.43	0.46	(0.00	)(b)	(0.19)	$(0.00	)(b)	(0.19)	0.00	10.16	4.7	677,405	0.29		0.83(f	)	324
2012	9.69	0.01		0.47	0.48	(0.01)		(0.27)	—		(0.28)	0.00	9.89	4.9	304,468	0.14		0.85		256

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2017, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact to the expense ratios.

(f)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, and 2014 would have been 0.55%, 0.55%, 0.55%, and 0.57% (Class AAA) and 0.80%, 0.80%, 0.77%, and 0.82% (Advisor Class), respectively. For the year ended December 31, 2013, there was no impact on the expense ratios.

(g)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 0.58% (Class AAA) and 0.83% (Advisor Class), respectively.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc., was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 308,300	—	$4,130,000	$ 4,438,300
Business Services	8,857,769	—	0	8,857,769
Diversified Industrial	4,648,528	$ 1,260	—	4,649,788
Financial Services	25,971,066	158,270	146,593	26,275,929
Health Care	143,297,020	41,416	—	143,338,436
Transportation	14,357,425	562,867	—	14,920,292
Other Industries (a)	345,095,300	—	—	345,095,300
Total Common Stocks	542,535,408	763,813	4,276,593	547,575,814
Closed-End Funds	108,960	—	—	108,960
Preferred Stocks (a)	366,834	—	—	366,834
Rights (a)	152,097	475,000	1,670,637	2,297,734
Warrants (a)	472	—	—	472
Convertible Corporate Bonds (a)	—	469,547	0	469,547
Corporate Bonds (a)	—	—	27,950	27,950
U.S. Government Obligations	—	907,902,680	—	907,902,680
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$543,163,771	$909,611,040	$5,975,180	$1,458,749,991
LIABILITIES (Market Value):
Securities Sold Short (a)	$ (29,456,070)	—	—	$ (29,456,070)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$ (29,456,070)	—	—	$ (29,456,070)

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	$ 28,782	—	$ 28,782
LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE
CONTRACTS
Forward Foreign Exchange Contracts	—	(368,517)	—	(368,517)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$(339,735)	—	$(339,735)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2017 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/Equity Security Paid	Termination Date	Net Unrealized Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$862,684 (1,690,000 Shares)	Premier Foods plc	Premier Foods plc	03/29/18	$28,782

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2017 had an average monthly notional amount of approximately $925,847 over the period that the swaps were outstanding.

At June 30, 2017, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2017, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended June 30, 2017, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2017 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2017 had an average monthly notional amount of approximately $67,158,234.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2017, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts, and under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2017, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

At June 30, 2017, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Equity Contract for Difference Swap Agreements	$28,782	—	$28,782

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Forward Foreign Exchange Contracts	$368,517	—	$368,517

The following tables present the Fund’s derivative assets and liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2017:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Counterparty
The Goldman Sachs Group, Inc.	$28,782	$(28,782)	—	—

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Counterparty
State Street Bank & Trust Co.	$368,517	$(368,517)	—	—

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2017 are reflected within the Schedule of Investments. For the six months ended June 30, 2017, the Fund incurred $5,008 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2017, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$26,568,268
Net long term capital gains	4,181,853

Total distributions paid	$30,750,121

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,440,445,360	$43,052,334	$(24,747,703)	$18,304,631
Securities sold short	(24,929,872)	—	(4,526,198)	(4,526,198)

		$43,052,334	$(29,273,901)	$13,778,433

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $663,132,340 and $748,479,649, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2017, the Fund paid $236,282 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $5,476.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As of June 30, 2017, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2017, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2017 and the year ended December 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,545,134	$26,059,652	12,888,893	$130,848,242
Shares issued upon reinvestment of distributions	—	—	1,306,229	13,271,299
Shares redeemed	(5,017,161)	(51,423,441)	(14,633,652)	(150,758,183)

Net (decrease)	(2,472,027)	$(25,363,789)	(438,530)	$(6,638,642)

Advisor Class
Shares sold	17,130,026	$173,562,049	35,654,900	$359,810,156
Shares issued upon reinvestment of distributions	—	—	1,271,472	12,803,725
Shares redeemed	(13,713,025)	(138,968,603)	(31,203,881)	(315,509,202)

Net increase	3,417,001	$34,593,446	5,722,491	$57,104,679

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 23, 2017, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of alternative event-driven funds chosen by Broadridge as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period, in the fourth quartile for the three year period, and in the second quartile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ryan N. Kahn, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after working as a generalist in the research department. Mr. Kahn earned a Bachelor of Science in Business Management from Babson College.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the Firm’s operations and research departments. Mr. Magrini earned a B.S. in Finance from Fordham University.

Geoffrey P. Astle is involved in the analytics and foreign and domestic trading for the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed end funds. He has been associated in this capacity since 2007. Mr. Astle earned a Bachelor of Science in both Finance and Marketing from Fairfield University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

  t 800-GABELLI (800-422-3554)

  f 914-921-5118

  e info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance

Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate,Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q217SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.